Derivative liability	6 Months Ended
Jun. 30, 2025
Derivative Liability [Abstract]
Derivative liability

Note 5 – Derivative liability

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense. The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of April, 3, 2025, issuance date of convertible notes and June 30, 2025.

The Black-Scholes model, which requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The current stock price is based on the Company’s stock price. Expected volatility is based on the historical stock price volatility of the Companies’ common stock. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

During the six months ended June 30, 2025, in connection with the convertible notes payable and a conversion feature which converts into common shares at the Liquidity Event, the Company determined our derivative liability feature from the noteholder’s conversion for the convertible notes is not clearly and closely related to the host and accounted for it as a bifurcated derivative liability. As a result, the Company calculated the derivative liability based on the conditional liquidity event, the IPO or the Maturity. As of June 30, 2025, the pricing of the IPO was assumed to be between $7.00 and $9.00 per share after the expected reverse stock split occurs (1 for 100 shares) and probabilities were assigned not only for the IPO, but at different price points within the range from $7.00 to $9.00 per Unit.

As of the date of issuance of the convertible notes and June 30, 2025, the estimated fair values of the liabilities measured on a recurring basis were based on the following Black Scholes inputs:

	Initial	June 30,
	Date	2025
Expected conversion price	$5.95 - $11.70	$5.95 - $9.43
Expected term	0.22 - 1.00 years	0.22 - 0.86 years
Expected average volatility	135% - 205%	174% - 213%
Expected dividend yield	-	-
Risk-free interest rate	3.92% - 4.34%	3.96% - 4.41%
Expected IPO Price	$7.00 - $9.00	$7.00 - $9.00

The following table summarizes the changes in the derivative liabilities during the three and six months ended June 30, 2025:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance - December 31, 2024	$-
Addition of new derivatives recognized as debt discount - conversion feature	953,571
Addition of new derivatives recognized as loss on derivatives	117,217
Gain on change in fair value of the derivative	(172,729)
Balance - June 30, 2025	$898,059

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance – April 1, 2025	$-
Addition of new derivatives recognized as debt discount - conversion feature	953,571
Addition of new derivatives recognized as loss on derivatives	117,217
Gain on change in fair value of the derivative	(172,729)
Balance - June 30, 2025	$898,059